Leases (Details)	6 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Jun. 30, 2024
Leases [Line Items]
Operating lease expenses	¥ 1,303,514	$ 178,581	¥ 1,175,294
Short term operating lease expense	¥ 149,019	$ 20,416	¥ 62,545
Non-Cancelable Operating Leases [Member]
Leases [Line Items]
Operating leases of remaining lease term	60 months	60 months		24 months